Warrants (Details) - USD ($)									1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended	10 Months Ended	12 Months Ended
	Mar. 03, 2025	Dec. 03, 2024	Aug. 22, 2024	Aug. 21, 2024	Feb. 13, 2024	Feb. 05, 2024	Jan. 29, 2024	Feb. 13, 2023	Sep. 20, 2024	Mar. 31, 2025	Apr. 06, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 28, 2025	Jun. 11, 2024	Feb. 28, 2023
Class of Warrant or Right [Line Items]
Purchase of shares												125,000				499,215
Issuance of common stock						85,311		6,017
Common stock, shares issued										963,796		963,796			522,223	522,223	16,484
Change in fair value of warrant liability (in Dollars)												$ (1,417)	$ (68,427)			$ (81,441)	$ (8,328,937)
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in Dollars per share)										$ 193,200		$ 193,200	$ 193,200		$ 193,200	$ 193,200	$ 193,200
Purchase price (in Dollars per share)																0.01
Public Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of stock price (in Dollars per share)															$ 302,400	$ 302,400
Rollover Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock															17	17
Warrant exercise price (in Dollars per share)										45,070.73		45,070.73	45,070.73		$ 45,070.73	$ 45,070.73	45,070.73
Warrant expiration date															Jan. 31, 2027	Jan. 31, 2027
Proceeds from issuance of warrants (in Dollars)																$ 326,675
Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants shares															7	7
Class A Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in Dollars per share)										55,272		55,272	55,272		$ 55,272	$ 55,272	55,272
Warrant expiration date															Jul. 25, 2027	Jul. 25, 2027
Proceeds from issuance of warrants (in Dollars)																$ 3,600,000
Class A Placement Agent Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock															22	22
Warrant exercise price (in Dollars per share)										55,272		55,272	55,272		$ 55,272	$ 55,272	55,272
Warrant expiration date															Jul. 25, 2027	Jul. 25, 2027
Proceeds from issuance of warrants (in Dollars)																$ 500,000
Class B Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock															8,333,334	8,333,334
Common stock warrants															8,333,334	8,333,334
Common stock aggregate shares																497
Warrant exercise price (in Dollars per share)										10,080		10,080	10,080		$ 10,080	$ 10,080	10,080
Warrant expiration date															Jul. 28, 2027	Jul. 28, 2027
Proceeds from issuance of warrants (in Dollars)																$ 4,500,000
Class B Placement Agent Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock															35	35
Warrant exercise price (in Dollars per share)										$ 12,600		$ 12,600	$ 12,600		$ 12,600	$ 12,600	12,600
Warrant expiration date															Jul. 25, 2027	Jul. 25, 2027
Proceeds from issuance of warrants (in Dollars)																$ 300,000
Class C Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock								13,438							699	699
Warrant exercise price (in Dollars per share)						$ 72.4784		$ 2,318.352							$ 0.048	$ 0.048
Purchase price (in Dollars per share)					$ 123.65			$ 0.048			$ 33.64
Purchase of shares								699			699
Warrants outstanding
Issuance of common stock								699
Class C Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock								13,438		485		485			485	485
Common stock warrants										232,360		232,360			232,360	232,360
Warrant exercise price (in Dollars per share)			$ 16					$ 2,318.352		$ 16		$ 16			$ 16	$ 16	$ 16		$ 38.24
Warrant expiration date										Feb. 14, 2028		Feb. 14, 2028					Feb. 14, 2028
Proceeds from issuance of warrants (in Dollars)																	$ 13,996,500
Warrants shares															6,217,640	6,217,640
Purchase of shares							212							4,948
Issuance of common stock								6,450,000							6,217,640		6,450,000
Fair value of warrants (in Dollars)										$ 829		$ 829			$ 2,246	$ 2,246				$ 14,000,000
Common stock, shares issued															5,160	5,160
Change in fair value of warrant liability (in Dollars)												$ 1,417	$ 68,427			$ 100,000
Class C Common Stock Warrant [Member] | Class G Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in Dollars per share)																	$ 0.4
Class D Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock						170,628									77,282	77,282
Warrant exercise price (in Dollars per share)															$ 0.0016	$ 0.0016
Purchase price (in Dollars per share)			241,390		$ 123.65	$ 0.0016
Purchase of shares					77,282	77,282
Warrants outstanding
Issuance of common stock						8,029
Class D Pre-Funded Warrants [Member] | Class G Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance of common stock						77,282
Class D Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock										5,060		5,060			2,730,000	2,730,000
Common stock warrants															2,730,000	2,730,000
Common stock aggregate shares																170,628
Warrant exercise price (in Dollars per share)			$ 16			$ 72.48				$ 3.7596		$ 3.7596	$ 3.7596		$ 3.7596	$ 3.7596			$ 38.24
Warrant expiration date															Feb. 05, 2029	Feb. 05, 2029
Proceeds from issuance of warrants (in Dollars)												$ 6,300,000				$ 6,300,000
Warrants outstanding																80,940
Warrants to purchase an aggregate shares of common stock not included in warrant inducement															5,060	5,060
Non-cash equity issuance cost (in Dollars)			$ 900,000
Class D Common Stock Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in Dollars per share)																		$ 3.7596
Class D Common Stock Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in Dollars per share)																		16
Class D Common Stock Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in Dollars per share)																		$ 3.7596
Class D Common Stock Existing Warrants Issued [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock			159,249
Purchase price (in Dollars per share)			$ 3.8													$ 3.8
Purchase of shares			6,312						159,249							159,249
Issuance of common stock			2,548,060
Class E Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock			318,509												64,506	64,506
Common stock warrants		254,002
Common stock aggregate shares				318,509
Warrant exercise price (in Dollars per share)		$ 16	$ 16							$ 16		$ 16	16		$ 16	$ 16
Warrant expiration date										Aug. 22, 2029		Aug. 22, 2029			Aug. 22, 2029	Aug. 22, 2029
Proceeds from issuance of warrants (in Dollars)			$ 4,900,000
Warrants outstanding												64,506				1,032,080
Issuance of common stock			5,096,120
Warrants to purchase an aggregate shares of common stock not included in warrant inducement										64,506		64,506			64,506	64,506
Class of warrant exercised		4,064,040	254,002
Class F Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock		254,002								383,005		383,005
Common stock warrants										62,500		62,500
Common stock aggregate shares		254,002
Warrant exercise price (in Dollars per share)		$ 16								$ 16		$ 16	16
Proceeds from issuance of warrants (in Dollars)		$ 4,100,000
Purchase of shares										383,005
Issuance of common stock		4,064,040										191,503
Shares of common stock received without payment of exercise price		2
Warrants exercisable period												2 years				2 years
Date from which warrants exercisable												Jan. 17, 2025				Jan. 17, 2025
Class F Common Stock Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock	383,006
Issuance of common stock	3,064,040
Class G Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock		381,004																381,004
Common stock aggregate shares		381,004
Warrant exercise price (in Dollars per share)		$ 16								$ 3.7596		$ 3.7596	$ 3.7596		$ 3.7596	$ 3.7596
Proceeds from issuance of warrants (in Dollars)		$ 2,100,000
Issuance of common stock		6,096,060
Warrants exercisable period												5 years				5 years
Date from which warrants exercisable												Jan. 17, 2025				Jan. 17, 2025
Class G Common Stock Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock																		1,621,463
Warrant exercise price (in Dollars per share)																		$ 3.7596
Class G Common Stock Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in Dollars per share)																		16
Class G Common Stock Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in Dollars per share)																		$ 3.7596
Class G Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock																		1,621,463
Warrant exercise price (in Dollars per share)								$ 2,318.4
Issuance of common stock													8,029
IPO [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock															10,511,597	10,511,597
Common stock warrants															10,511,597	10,511,597
Common stock aggregate shares																626
Warrant exercise price (in Dollars per share)															$ 193,200	$ 193,200
Warrant expiration date															Jan. 10, 2027	Jan. 10, 2027
IPO [Member] | Class A Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase an aggregate shares of common stock															154	154
February 2023 Public Offering | Class C Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in Dollars per share)								$ 2,572.8
Issuance of common stock															5,160
February 2024 Public Offering
Class of Warrant or Right [Line Items]
Warrant exercise price (in Dollars per share)										$ 16		$ 16
February 2024 Public Offering | Class D Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Purchase price (in Dollars per share)																$ 241,390
Purchase of shares																6,312